Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 375,856	$ 322,656	$ 281,488
Other comprehensive income, net of tax
Currency translation adjustment	(1,313)	(26,522)	33,966
Currency impact of long-term funding	(2,710)	(4,834)	13,730
Unrealized capital gain/(loss) – investments	681	(155)	(272)
Actuarial (loss)/gain on defined benefit pension plan	(2,226)	2,855	50
Amortization of interest rate hedge	(923)	(923)	(923)
Fair value of cash flow hedge	0	(1,036)	1,036
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	369,365	292,041	329,075
Less comprehensive income attributable to redeemable noncontrolling interest	(1,870)	0	0
Total comprehensive income	$ 367,495	$ 292,041	$ 329,075